Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting policies
Schedule of depreciation and amortisation expense

Plant and equipment	11 – 60 years
Pipelines, networks and lines	11 – 50 years
Buildings	11 – 50 years
Other	6 – 40 years